Revenue (Details) € in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Mar. 31, 2019 USD ($)	Sep. 30, 2018 DKK (kr)	Sep. 30, 2018 USD ($)	Dec. 31, 2021 DKK (kr)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 DKK (kr)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 DKK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2014	Dec. 31, 2018 DKK (kr)
Revenue:
Share premium.				kr 4,250,306,000			kr 3,472,487,000
License and milestone revenue				108,546,000			192,001,000		kr 41,333,000
Total revenue from sale of goods				184,021,000			161,313,000		0
Total revenue				292,567,000			353,314,000		41,333,000
Equity				927,803,000			1,229,311,000		1,242,673,000			kr 1,116,281,000
Cash flows from (used in) financing activities				1,332,751,000			760,941,000		674,480,000
Cash flows from (used in) operating activities				(1,211,971,000)			(688,716,000)		(409,455,000)
Gross sales				354,599,000			303,658,000		0
Sales rebates				(157,016,000)			(133,924,000)		0
Returns and Sales Reductions				(13,562,000)			(8,421,000)		0
Cost of goods sold				107,844,000			90,565,000		0
Sales and marketing expenses				375,269,000			285,256,000		0
Non-current assets				346,033,000			342,261,000
Customer A
Revenue:
Total revenue from sale of goods				67,200,000			60,600,000
Customer B
Revenue:
Total revenue from sale of goods				52,800,000			48,400,000
Customer C
Revenue:
Total revenue from sale of goods				45,000,000.0			37,700,000
Germany
Revenue:
License and milestone revenue				53,000,000.0			149,100,000
Denmark
Revenue:
Non-current assets				184,800,000
US
Revenue:
Total revenue				239,600,000			204,200,000
Non-current assets				106,900,000
V-Go
Revenue:
Total revenue from sale of goods							161,300,000
Total revenue recognized over time
Revenue:
Royalty revenue				30,185,000			42,881,000		38,021,000
Total revenue recognized at a point in time
Revenue:
Royalty revenue				262,382,000			310,433,000		3,312,000
Boehringer Ingelheim
Revenue:
License and milestone revenue				22,311,000			149,120,000		0
Term											4 years 6 months
Boehringer Ingelheim | Advance novel glucagon
Revenue:
Maximum amount of milestone payments to be received | €						€ 386
Outstanding milestone payments | €						€ 345
Alexion
Revenue:
Equity investment from counterparty | $	$ 15
Share premium.							12,700,000
Consideration received									262,900,000	$ 40
License and milestone revenue	25			30,185,000			42,881,000		38,021,000
Total revenue				30,200,000			42,900,000		37,400,000
Other revenue									600,000
Deferred income other than contract liabilities				67,600,000
Alexion | Research and development agreement
Revenue:
License and milestone revenue				kr 30,200,000			42,900,000		38,000,000.0
Alexion | Development milestone
Revenue:
Potential milestone receivable | $	115
Alexion | Sales milestone
Revenue:
Potential milestone receivable | $	495
Alexion | Development and sales milestone and royalties
Revenue:
License and milestone revenue | $	$ 15
Alexion | Alexion deferred
Revenue:
Total revenue									37,400,000
Equity									85,600,000
Cash flows from (used in) financing activities									85,600,000
Cash flows from (used in) operating activities									177,300,000
Deferred income other than contract liabilities									139,900,000
Inventor or SIP Technology
Revenue:
Royalty payable (as a percent)				0.50%	0.50%	0.50%
Undisclosed counterpart
Revenue:
License and milestone revenue				kr 0			0		3,312,000
Protagonist Therapeutics
Revenue:
License and milestone revenue				25,381,000			0		0
Sanofi
Revenue:
License and milestone revenue				kr 30,669,000			0		0
Total revenue							0		0
Royalty payable (as a percent)				13.00%	13.00%	13.00%
Potential milestone payment from Sanofi		kr 98,400,000	$ 15
Outstanding milestone payments				kr 65,600,000	$ 10		kr 98,400,000	$ 15	kr 98,400,000	$ 15